Guarantor Financials (Tables)	9 Months Ended
Jun. 30, 2012
Schedule Of Condensed Financial Statements [Abstract]
Combined Balance Sheets (Condensed)

	June 30, 2012
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)
ASSETS
Current Assets
Cash and cash equivalents	$70.8	$8.7	$4.0	$—	$83.5
Accounts receivable, net	—	52.9	9.7	(4.4)	58.2
Receivable from Ralcorp	—	4.5	—	—	4.5
Inventories	—	73.3	4.4	—	77.7
Deferred income taxes	3.0	—	0.1	—	3.1
Prepaid expenses and other current assets	3.7	2.4	0.5	—	6.6
Total Current Assets	77.5	141.8	18.7	(4.4)	233.6

Property, net	—	357.6	51.8	—	409.4
Goodwill	—	1,360.0	6.4	—	1,366.4
Other intangible assets, net	—	739.2	—	—	739.2
Intercompany receivable	365.9	—	—	(365.9)	—
Investment in subsidiaries	2,144.1	—	—	(2,144.1)	—
Other assets	14.1	0.8	2.2	(2.2)	14.9
Total Assets	$2,601.6	$2,599.4	$79.1	$(2,516.6)	$2,763.5

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities
Current portion of long-term debt	$13.1	$—	$—	$—	$13.1
Accounts payable	—	36.2	2.9	(4.4)	34.7
Other current liabilities	30.5	27.7	5.1	—	63.3
Total Current Liabilities	43.6	63.9	8.0	(4.4)	111.1

Long-term debt	934.7	—	—	—	934.7
Intercompany payable	—	365.9	—	(365.9)	—
Deferred income taxes	330.7	—	—	(2.2)	328.5
Other liabilities	8.6	88.0	8.6	—	105.2
Total Liabilities	1,317.6	517.8	16.6	(372.5)	1,479.5

Total Stockholders' Equity	1,284.0	2,081.6	62.5	(2,144.1)	1,284.0
Total Liabilities and Stockholders' Equity	$2,601.6	$2,599.4	$79.1	$(2,516.6)	$2,763.5

	September 30, 2011 (as restated)
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)
ASSETS
Current Assets
Cash and cash equivalents	$—	$—	$1.7	$—	$1.7
Accounts Receivable, net	—	1.3	8.8	—	10.1
Receivable from Ralcorp	—	41.3	—	—	41.3
Inventories	—	60.4	6.2	—	66.6
Deferred income taxes	—	3.6	0.2	—	3.8
Prepaid expenses and other current assets	—	3.2	0.8	—	4.0
Intercompany notes receivable with Ralcorp	—	—	7.8	—	7.8
Total Current Assets	—	109.8	25.5	—	135.3

Property, net	—	357.9	54.2	—	412.1
Goodwill	—	1,359.9	6.3	—	1,366.2
Other intangible assets, net	—	748.6	—	—	748.6
Investment in partnership	—	—	60.2	—	60.2
Other assets	—	0.8	3.1	(3.1)	0.8
Total Assets	$—	$2,577.0	$149.3	$(3.1)	$2,723.2

LIABILITIES AND RALCORP EQUITY
Current Liabilities
Current portion of long-term debt with Ralcorp	$—	$—	$68.0	$—	$68.0
Accounts payable	—	24.8	4.0	—	28.8
Other current liabilities	—	31.1	6.4	—	37.5
Total Current Liabilities	—	55.9	78.4	—	134.3

Long-term debt with Ralcorp	—	664.5	52.0	—	716.5
Deferred income taxes	—	335.9	—	(3.1)	332.8
Other liabilities	—	96.8	8.1	—	104.9
Total Liabilities	—	1,153.1	138.5	(3.1)	1,288.5

Total Stockholders' Equity	—	1,423.9	10.8	—	1,434.7
Total Liabilities and Stockholders' Equity	$—	$2,577.0	$149.3	$(3.1)	$2,723.2

Combined Statements of Cash Flows (Condensed)

	Nine Months Ended June 30, 2011
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)
Net cash provided by operating activities	$—	$112.5	$5.6	$—	$118.1

Cash Flows from Investing Activities:
Payments for capital expenditures	—	(8.0)	(1.8)	—	(9.8)
Net cash used in investing activities	—	(8.0)	(1.8)	—	(9.8)

Cash Flows from Financing Activities:
Change in net investment of Ralcorp	—	(104.5)	(2.1)	—	(106.6)
Net cash used in financing activities	—	(104.5)	(2.1)	—	(106.6)
Effect of exchange rate changes on cash and cash equivalents	—	—	0.5	—	0.5

Net increase in cash and cash equivalents	—	—	2.2	—	2.2
Cash and cash equivalents, beginning of period	—	—	4.8	—	4.8
Cash and cash equivalents, end of period	$—	$—	$7.0	$—	$7.0

	Nine Months Ended June 30, 2012
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)
Net cash provided by operating activities	$27.8	$105.3	$5.2	$(43.0)	$95.3

Cash Flows from Investing Activities
Payments for capital expenditures	—	(21.1)	(1.2)	—	(22.3)
Payments for equity contributions	(6.0)	—	—	6.0	—
Proceeds from equity distributions	18.9	—	—	(18.9)	—
Net cash provided by (used in) investing activities	12.9	(21.1)	(1.2)	(12.9)	(22.3)

Cash Flows from Financing Activities
Proceeds from issuance of senior notes	775.0	—	—	—	775.0
Proceeds from issuance of term loan	175.0	—	—	—	175.0
Payment to Ralcorp	(900.0)	—	—	—	(900.0)
Repayments of long-term debt	(2.2)	—	—	—	(2.2)
Change in net investment of Ralcorp	—	(13.6)	(15.8)	—	(29.4)
Payments of debt issuance costs	(17.7)	—	—	—	(17.7)
Proceeds from repayment of notes receivable from Ralcorp	—	—	7.8	—	7.8
Proceeds from equity contributions	—	—	6.0	(6.0)	—
Payments for equity distributions	—	(61.9)	—	61.9	—
Net cash provided by (used in) financing activities	30.1	(75.5)	(2.0)	55.9	8.5
Effect of exchange rate changes on cash and cash equivalents	—	—	0.3	—	0.3

Net increase in cash and cash equivalents	70.8	8.7	2.3	—	81.8
Cash and cash equivalents, beginning of period	—	—	1.7	—	1.7
Cash and cash equivalents, end of period	$70.8	$8.7	$4.0	$—	$83.5